Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The threat of a cyber incident remains a concern for our organization, as it does across the financial sector and other industries. As cyber threats continue to evolve, failure to protect our operations may result in disruption for our customers and our business, cause financial loss or loss of sensitive data, and can have a negative impact on our customers’ and our own reputation, among other risks.
We continue to monitor ongoing geopolitical events and changes to the cyber threat landscape and take proactive measures with the aim to reduce any impact to our customers.
We invest in business and technical controls to help prevent, detect, and mitigate cyber threats. Our cybersecurity controls follow a
’defence in depth’ approach, making use of multiple security layers, recognising the complexity of our environment. Our ability to detect and respond to attacks through round-the-clock security operations centre capabilities is intended to help reduce the impact of attacks.
We have a cyber intelligence and threat analysis team, which proactively collects and analyses internal and external cyber information to continuously evaluate threat levels for the most prevalent attack types and their potential outcomes. We actively participate in the broader cyber intelligence community, including by sharing technical expertise in investigations, alongside others in the financial services industry and government agencies around the world.
Key developments in 2024
We have continued to work with our third parties, including suppliers, financial infrastructure bodies, regulators, and other non-traditional third parties, in an effort to help reduce the threat of cyber-attacks impacting our business services and the wider financial sector. We have a third-party security risk management process in place to assess, identify and manage the risks associated with cybersecurity threats with supplier and other third-party relationships. The process includes risk-based cybersecurity due diligence reviews that assess third parties’ cybersecurity programmes against our standards and requirements.
In 2024, we continued our programme of continuous improvement to further strengthen our cyber defences and enhance our cybersecurity capabilities to help reduce the likelihood and impact of unauthorized access, security vulnerabilities being exploited, data leakage, third-
party security exposure, and advanced malware. These defences build upon a proactive data analytical approach to help identify advanced targeted threats and malicious behaviour. One key area of focus is the increasing use of AI, which could be used to facilitate sophisticated cyber-attacks. We are enhancing governance processes to manage potential cybersecurity risks associated with increasing use of AI.
We have a robust suite of cybersecurity policies, procedures, and key controls designed to help ensure that the organisation is well managed, with effective oversight and control. This includes but is not limited to defined information security responsibilities for employees, contractors, and third parties, as well as standard procedures for cyber incident identification, investigation, mitigation, and reporting.
Key performance indicators, control effectiveness, and other matters related to cybersecurity, including significant cyber incidents, are presented on a regular basis to various management risk and control committees, including to the Board, the Risk Management Meeting, and across global businesses, functions, and regions. This is done to facilitate ongoing awareness and management of our cybersecurity position.
Our cybersecurity capabilities are periodically assessed against standards issued by the National Institute of Standards and
Technology ('NIST') by independent third parties and we proactively collaborate with regulators to participate in regular testing activities. In addition, HSBC engages external independent third parties to support our penetration and threat-led penetration testing, which help to identify our vulnerabilities to cyber threats and test our security resilience.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We invest in business and technical controls to help prevent, detect, and mitigate cyber threats. Our cybersecurity controls follow a
’defence in depth’ approach, making use of multiple security layers, recognising the complexity of our environment. Our ability to detect and respond to attacks through round-the-clock security operations centre capabilities is intended to help reduce the impact of attacks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Key performance indicators, control effectiveness, and other matters related to cybersecurity, including significant cyber incidents, are presented on a regular basis to various management risk and control committees, including to the Board, the Risk Management Meeting, and across global businesses, functions, and regions. This is done to facilitate ongoing awareness and management of our cybersecurity position.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The assessment and management of our cybersecurity risk across the HSBC Group is led and coordinated by a Global Chief Information
Security Officer, supported by regional and business level chief information security officers. Our regional chief information security officer covering Europe and the UK has extensive experience in financial services, security and resilience as well as in strategy, governance, risk management and regulatory compliance. In the event of incidents, the Global Chief Information Security Officer and relevant supporting information security officers are informed by our security operations team and are engaged in alignment with our cybersecurity incident response protocols.
Key risk management processes
We have a robust suite of cybersecurity policies, procedures, and key controls designed to help ensure that the organisation is well managed, with effective oversight and control. This includes but is not limited to defined information security responsibilities for employees, contractors, and third parties, as well as standard procedures for cyber incident identification, investigation, mitigation, and reporting.
Key performance indicators, control effectiveness, and other matters related to cybersecurity, including significant cyber incidents, are presented on a regular basis to various management risk and control committees, including to the Board, the Risk Management Meeting, and across global businesses, functions, and regions. This is done to facilitate ongoing awareness and management of our cybersecurity position.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The assessment and management of our cybersecurity risk across the HSBC Group is led and coordinated by a Global Chief Information
Security Officer, supported by regional and business level chief information security officers. Our regional chief information security officer covering Europe and the UK has extensive experience in financial services, security and resilience as well as in strategy, governance, risk management and regulatory compliance. In the event of incidents, the Global Chief Information Security Officer and relevant supporting information security officers are informed by our security operations team and are engaged in alignment with our cybersecurity incident response protocols.
Cybersecurity Risk Role of Management [Text Block]	We operate a three lines of defence model, aligned to the enterprise risk management framework, to help ensure oversight and challenge of our cybersecurity capabilities and priorities. In the first line of defence, we have risk owners within global businesses and functions who are accountable for identifying and managing cyber risk. They work with cybersecurity control owners to apply the appropriate risk treatment in line with our risk appetite. Our controls are designed to be executed in line with our policies and are reviewed and challenged by our risk stewards representing the second line of defence. They are independently assured by the Global Internal Audit function, the third line of defence.
The assessment and management of our cybersecurity risk across the HSBC Group is led and coordinated by a Global Chief Information
Security Officer, supported by regional and business level chief information security officers. Our regional chief information security officer covering Europe and the UK has extensive experience in financial services, security and resilience as well as in strategy, governance, risk management and regulatory compliance. In the event of incidents, the Global Chief Information Security Officer and relevant supporting information security officers are informed by our security operations team and are engaged in alignment with our cybersecurity incident response protocols.
Key risk management processes
We have a robust suite of cybersecurity policies, procedures, and key controls designed to help ensure that the organisation is well managed, with effective oversight and control. This includes but is not limited to defined information security responsibilities for employees, contractors, and third parties, as well as standard procedures for cyber incident identification, investigation, mitigation, and reporting.
Key performance indicators, control effectiveness, and other matters related to cybersecurity, including significant cyber incidents, are presented on a regular basis to various management risk and control committees, including to the Board, the Risk Management Meeting, and across global businesses, functions, and regions. This is done to facilitate ongoing awareness and management of our cybersecurity position.
Our cybersecurity capabilities are periodically assessed against standards issued by the National Institute of Standards and
Technology ('NIST') by independent third parties and we proactively collaborate with regulators to participate in regular testing activities. In addition, HSBC engages external independent third parties to support our penetration and threat-led penetration testing, which help to identify our vulnerabilities to cyber threats and test our security resilience.
Cyber training and awareness
We understand the important role our people play in protecting against cybersecurity threats. Our aim is to equip every colleague with the appropriate tools and behaviours they need to keep our organisation and customers’ data safe. We provide cybersecurity training and awareness to all our people, ranging from our top executives (including our Board), to IT developers to front-line staff in the group, and we deliver targeted training to staff that are identified as having elevated cyber risk exposure.
We host an annual cyber awareness month for all colleagues,
covering topics such as online safety at home, social media safety, safe hybrid working, and cyber incidents and response. Our dedicated cybersecurity training and awareness team provides a wide range of education and guidance to both customers and our colleagues about how to spot and prevent online fraud.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We operate a three lines of defence model, aligned to the enterprise risk management framework, to help ensure oversight and challenge of our cybersecurity capabilities and priorities. In the first line of defence, we have risk owners within global businesses and functions who are accountable for identifying and managing cyber risk. They work with cybersecurity control owners to apply the appropriate risk treatment in line with our risk appetite. Our controls are designed to be executed in line with our policies and are reviewed and challenged by our risk stewards representing the second line of defence. They are independently assured by the Global Internal Audit function, the third line of defence.
The assessment and management of our cybersecurity risk across the HSBC Group is led and coordinated by a Global Chief Information
Security Officer, supported by regional and business level chief information security officers. Our regional chief information security officer covering Europe and the UK has extensive experience in financial services, security and resilience as well as in strategy, governance, risk management and regulatory compliance. In the event of incidents, the Global Chief Information Security Officer and relevant supporting information security officers are informed by our security operations team and are engaged in alignment with our cybersecurity incident response protocols.
Key risk management processes
We have a robust suite of cybersecurity policies, procedures, and key controls designed to help ensure that the organisation is well managed, with effective oversight and control. This includes but is not limited to defined information security responsibilities for employees, contractors, and third parties, as well as standard procedures for cyber incident identification, investigation, mitigation, and reporting.
Key performance indicators, control effectiveness, and other matters related to cybersecurity, including significant cyber incidents, are presented on a regular basis to various management risk and control committees, including to the Board, the Risk Management Meeting, and across global businesses, functions, and regions. This is done to facilitate ongoing awareness and management of our cybersecurity position.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our regional chief information security
officer covering Europe and the UK has extensive experience in financial services, security and resilience as well as in strategy, governance, risk management and regulatory compliance.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The assessment and management of our cybersecurity risk across the HSBC Group is led and coordinated by a Global Chief Information
Security Officer, supported by regional and business level chief information security officers. Our regional chief information security officer covering Europe and the UK has extensive experience in financial services, security and resilience as well as in strategy, governance, risk management and regulatory compliance. In the event of incidents, the Global Chief Information Security Officer and relevant supporting information security officers are informed by our security operations team and are engaged in alignment with our cybersecurity incident response protocols.
Key risk management processes
We have a robust suite of cybersecurity policies, procedures, and key controls designed to help ensure that the organisation is well managed, with effective oversight and control. This includes but is not limited to defined information security responsibilities for employees, contractors, and third parties, as well as standard procedures for cyber incident identification, investigation, mitigation, and reporting.
Key performance indicators, control effectiveness, and other matters related to cybersecurity, including significant cyber incidents, are presented on a regular basis to various management risk and control committees, including to the Board, the Risk Management Meeting, and across global businesses, functions, and regions. This is done to facilitate ongoing awareness and management of our cybersecurity position.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true